Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Effect of Lease Modifications

Under ASC 606, the Company has three separate performance obligations under its recurring SaaS fees for point-of-sale systems provided to merchants: (1) point-of-sale software, (2) lease of hardware and (3) other support services. For the period January 1, 2019 through June 29, 2020, the hardware provided under the Company’s software as a service, or SaaS, agreements was accounted for as a sales-type lease. Effective June 30, 2020, the Company modified the terms and conditions of its SaaS arrangements and updated its operational procedures. As a result, beginning June 30, 2020, hardware provided under the Company’s SaaS agreements is accounted for as an operating lease; therefore, an increase in income of $12.4 million was recorded within “Other operating (income) expense, net” in the unaudited Condensed Consolidated Statements of Operations in the second quarter of 2020 to reflect the impact of the lease modifications. See Note 9 for more information on equipment for lease.

The Company has elected to apply a practical expedient for contracts that have a term of one year or less and has not disclosed either the remaining performance obligation as of the end of the reporting period or when the Company expects to recognize the revenue. The effect of the lease modifications on the unaudited condensed consolidated financial statements as of its effective date, June 30, 2020, was as follows:

	Balance prior to lease modification	Balance subsequent to lease modification	Effect of change
Contract assets, net	$11.3	$—	$(11.3)
Accounts receivable, net	67.7	68.6	0.9
Equipment under lease	—	23.3	23.3
Deferred revenue	7.7	8.2	(0.5)
Other operating (income) expense, net			(12.4)

Schedule of Disaggregation of Revenue

Based on similar operational characteristics, the Company’s revenue from contracts with customers is disaggregated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
Payments-based revenue	$171.9	$196.8	$465.4	$494.4
Subscription and other revenues	21.9	18.0	63.9	61.6

Total	$193.8	$214.8	$529.3	$556.0

Based on similar economic characteristics, the Company’s revenue from contracts with customers is disaggregated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
Over-time revenue	$182.7	$210.3	$496.5	$533.8
Point-in-time revenue	11.1	4.5	32.8	22.2

Total	$193.8	$214.8	$529.3	$556.0

Summary of Annual Service Fees and Regulatory Compliance Fees

The following reflects the amounts the Company recognized as annual service fees and regulatory compliance fees within “Gross revenue” in its unaudited Condensed Consolidated Statements of Operations and the amount of such fees that was included in deferred revenue at the beginning of the respective period.

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
Annual service fees and regulatory compliance fees	$2.8	$3.5	$8.6	$10.3
Amount of these fees included in deferred revenue at beginning of period	2.2	2.6	2.7	3.3